Consolidated Statement of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
(Loss) profit after tax from continuing operations	R$ (720,918)	R$ 37,923	R$ (364,233)
(Loss) profit after tax from discontinued operations	30,454	14,342	3,288
(Loss) profit for the year	(690,464)	52,265	(360,945)
Adjustments to reconcile profit (loss) for the year to net cash flows:
Depreciation, amortization and depletion	135,468	137,045	164,623
Allowance for doubtful accounts	(10,512)	1,906	(12,843)
Residual value on disposal of PP&E/intangible assets	76,086	22,701	3,694
Share of (loss) profit of an associate	3,339	1,020	(10,152)
Gain on sale of investments (See Note 27)	(56,675)
Goodwill and PP&E impairment	547,689	37,185	44,790
Provision for income and social contribution taxes	41,623	18,263	55,435
Deferred income and social contribution taxes	(76,488)	(371,084)	49,755
Additions to provision for legal proceedings, net of reversals	(22,978)	56,438	49,316
Changes in fair value of call option			20,865
Remeasurement of previously held interest in Catanduva		(724)
Accrual of monetary variation, financial charges and interest	116,179	380,156	297,356
Stock option plan	26,461	3,578	28,937
Working capital adjustments:
Trade accounts receivable	41,741	(87,788)	(192,109)
Taxes recoverable	37,393	(24,929)	3,646
Inventories	2,756	(2,618)	(631)
Advances to suppliers	(601)	(1,296)	3,686
Prepaid expenses	1,074	3,267	261
Other receivables	(6,019)	(77)	39,227
Trade accounts payable	44,950	19,139	11,962
Labor payable	(18,909)	10,239	9,327
Tax liabilities	(90,217)	27,263	5,617
Provision for legal proceedings	(21,136)	(10,794)	(6,546)
Other	(34,703)	(1,990)	17,173
Related parties	1,318	(25,872)	(8,956)
Income and social contribution taxes paid	(26,376)
Cash provided by operating activities	20,999	243,293	213,488
Investing activities
Capital contribution in associates	(3,685)	(1,026)	(4,916)
Receipt for sale of subsidiaries	22,584
Receipt from sale of fixed assets	15,774
Payment for acquisition of subsidiaries		(10,480)	(64,039)
Dividends received from associates	3,579	3,389	4,925
Marketable securities		(28)	41,256
Cash and cash equivalents of CGR Catanduva (Note 9)		1,513
Cash and cash equivalents of UTR (note 2.5 (c))		4,435
Acquisition of PP&E	(122,114)	(144,977)	(136,431)
Acquisition of intangible assets	(3,015)	(53,142)	(7,513)
Net cash used in investing activities	(86,877)	(200,316)	(166,718)
Financing activities
Proceeds from loans and financing	37,068	21,640	6,540
Repayment of loans and financing and debentures	(17,835)	(98,909)	(60,514)
Payment of interest and financial charges	(17,525)	(299,446)	(9,506)
Capital contribution, net of costs (Note 21.1)		387,342
Net cash from (used in) financing activities	1,708	10,627	(63,480)
(Decrease) increase in cash and cash equivalents	(64,170)	53,604	(16,710)
Cash and cash equivalents at beginning of year	84,687	31,083	47,793
Cash and cash equivalents at end of year	R$ 20,517	R$ 84,687	R$ 31,083